Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” (as defined in Item 402(v)) and performance. Displayed amounts in this Pay
Versus Performance section may not sum due to rounding additive figures to the nearest dollar.

					Value of Initial Fixed $100 Investment Based On:

Year (a)	Summary Compensation Table Total for Principal Executive Officer (PEO) (b)[1,2]	Compensation Actually Paid to PEO[1,3] (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (NEOs)[1,4] (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers[1,5] (e)	Nasdaq Total Shareholder Return (f)	Peer Group Total Shareholder Return[6] (g)	Net Income (millions)[7] (h)	Non-GAAP Operating Income (millions)[8] (i)

2025	$25,014,550	$59,054,224	$10,447,365	$19,748,438	$235	$197	$1,788	$2,754
2024	$21,518,170	$51,071,259	$5,899,388	$9,535,250	$185	$179	$1,117	$2,465
2023	$18,498,752	$9,815,212	$6,457,253	$5,281,897	$137	$139	$1,059	$1,938
2022	$28,045,305	$25,888,844	$6,391,803	$6,467,133	$142	$121	$1,125	$1,820
2021	$19,965,893	$69,015,180	$3,411,044	$11,672,259	$160	$136	$1,187	$1,849

Company Selected Measure Name	Non-GAAP Operating Income
Named Executive Officers, Footnote	The Principal Executive Officer (PEO) and non-PEO NEOs from 2021-2025 were as detailed in the table below.

Year	2021	2022	2023	2024	2025

PEO	Adena T. Friedman	Adena T. Friedman	Adena T. Friedman	Adena T. Friedman	Adena T. Friedman
Non-PEO NEOs	Ann M. Dennison	Ann M. Dennison	Sarah Youngwood	Sarah Youngwood	Sarah Youngwood
	Michael Ptasznik	Tal Cohen	Ann M. Dennison	Tal Cohen	Tal Cohen
	Lauren B. Dillard	P.C. Nelson Griggs	Tal Cohen	P.C. Nelson Griggs	P.C. Nelson Griggs
	P.C. Nelson Griggs	Bradley J. Peterson	P.C. Nelson Griggs	Bradley J. Peterson	Bradley J. Peterson
	Bradley J. Peterson		Brendan Brothers	Brendan Brothers
2.The dollar amounts reported in column (b) are the amounts of total compensation reported for Ms. Friedman for each corresponding year in the “Total” column of the
Summary Compensation Table. Refer to “Executive Compensation – Executive Compensation Tables – 2025 Summary Compensation Table.”
3.The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Ms. Friedman, as computed in accordance with Item 402(v) of
Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Friedman during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Ms. Friedman’s total compensation for each year to determine the
	compensation actually paid:
Peer Group Issuers, Footnote	Represents the cumulative TSR measured from December 31, 2020 through the end of each year shown for the S&P 500 GICS 4020 Index, identified by Nasdaq as the
“Peer Group” in its Form 10-K for the purposes of Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 25,014,550	$ 21,518,170	$ 18,498,752	$ 28,045,305	$ 19,965,893
PEO Actually Paid Compensation Amount	$ 59,054,224	51,071,259	9,815,212	25,888,844	69,015,180
Adjustment To PEO Compensation, Footnote

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Total PEO Equity Award Adjustments[a]	Compensation Actually Paid to PEO

2025	$25,014,550	($17,491,321)	$51,530,995	$59,054,224
a.The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation methodologies used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

		Total PEO Equity Award Adjustments

Year	Grant Date Fair Value of Equity Awards Disclosed in the Summary Compensation Table	Year End Fair Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Value of Awards Granted in Prior Years Vesting During the Covered Year	Total PEO Equity Award Adjustments

2025	($17,491,321)	$26,656,338	$17,993,362	$6,881,295	$51,530,995
4.The dollar amounts reported in column (d) represent the average of the amounts reported for the NEOs as a group in the “Total” column of the Summary Compensation
	Table in each applicable year.
Non-PEO NEO Average Total Compensation Amount	$ 10,447,365	5,899,388	6,457,253	6,391,803	3,411,044
Non-PEO NEO Average Compensation Actually Paid Amount	$ 19,748,438	9,535,250	5,281,897	6,467,133	11,672,259
Adjustment to Non-PEO NEO Compensation Footnote	5.The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group, as computed in accordance with Item
402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in footnote 3:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Non-PEO NEO Equity Award Adjustments[a]	Average Compensation Actually Paid to Non-PEO NEOs

2025	$10,447,365	($7,662,191)	$16,963,265	$19,748,438
a.The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation methodologies used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

		Average Non-PEO NEO Equity Award Adjustments

Year	Grant Date Fair Value of Equity Awards Disclosed in the Summary Compensation Table	Year End Fair Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Value of Awards Granted in Prior Years Vesting During the Covered Year	Average Non-PEO NEO Equity Award Adjustments

2025	($7,662,191)	$12,119,557	$3,616,595	$1,227,112	$16,963,265
	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Tabular List, Table	Tabular List of Financial Performance Measures
The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s PEO and non-PEO NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
•Non-GAAP Operating Income
•Net Revenue
•ARR
	•Non-GAAP Diluted EPS
Total Shareholder Return Amount	$ 235	185	137	142	160
Peer Group Total Shareholder Return Amount	197	179	139	121	136
Net Income (Loss)	$ 1,788,000,000	$ 1,117,000,000	$ 1,059,000,000	$ 1,125,000,000	$ 1,187,000,000
Company Selected Measure Amount	2,754,000,000	2,465,000,000	1,938,000,000	1,820,000,000	1,849,000,000
PEO Name	Adena T. Friedman
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
Non-GAAP Measure Description	The Company believes Non-GAAP Operating Income is the financial performance measure most closely linked to the calculation of compensation actually paid. Non-
GAAP Operating Income is defined as set forth in footnote 1 of the “Corporate Objectives Performance vs. Goals” table on page 72 of this Proxy Statement. The
Company makes certain adjustments to the Non-GAAP Operating Income amount used to calculate the Corporate Objectives Performance and accordingly, the Non-
GAAP Operating Income amount shown above differs from the Non-GAAP Operating Income described in Annex A of this Proxy Statement. See also Annex A of this
	Proxy Statement for more information on adjustments to non-GAAP measures.
Measure:: 2
Pay vs Performance Disclosure
Name	Net Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	ARR
Measure:: 4
Pay vs Performance Disclosure
Name	Non-GAAP Diluted EPS
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (17,491,321)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	51,530,995
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,656,338
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,993,362
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,881,295
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,662,191)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,963,265
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,119,557
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,616,595
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,227,112